Nuveen Real Asset Income and Growth Fund
Portfolio of Investments September 30, 2023
(Unaudited)
JRI
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 139.3%  (95.5% of Total Investments)
X –
CORPORATE BONDS - 38 .5% ( 26 .4 % of Total Investments) X 130,820,982
Automobiles & Components - 0.2%
$ 860 Clarios Global LP / Clarios US Finance Co, 144A 6.750% 5/15/28 $ 839,575
Total Automobiles & Components 839,575
Capital Goods - 1.3%
1,600 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 1,536,720
1,080 Chart Industries Inc, 144A 7.500% 1/01/30 1,085,918
885 Emerald Debt Merger Sub LLC, 144A 6.625% 12/15/30 851,967
790 Trinity Industries Inc, 144A 7.750% 7/15/28 794,938
Total Capital Goods 4,269,543
Commercial & Professional Services - 0.8%
1,085 Clean Harbors Inc, 144A 4.875% 7/15/27 1,022,436
1,830 Waste Management Inc 4.875% 2/15/34 1,731,861
Total Commercial & Professional Services 2,754,297
Consumer Discretionary Distribution & Retail - 0.1%
545 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 463,362
Total Consumer Discretionary Distribution & Retail 463,362
Consumer Services - 0.8%
1,500 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 1,355,128
480 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 403,525
425 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 356,107
550 Scientific Games International Inc, 144A 7.500% 9/01/31 543,593
Total Consumer Services 2,658,353
Energy - 7.8%
1,000 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 1,007,120
790 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 735,509
450 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 431,177
1,455 Cheniere Energy Partners LP 4.500% 10/01/29 1,317,463
510 CNX Midstream Partners LP, 144A 4.750% 4/15/30 424,519
700 DT Midstream Inc 4.300% 4/15/32 594,860
745 DT Midstream Inc, 144A 4.375% 6/15/31 626,481
1,640 Energy Transfer LP 5.550% 2/15/28 1,611,001
350 EnLink Midstream LLC, 144A 5.625% 1/15/28 330,920
850 EnLink Midstream LLC 5.375% 6/01/29 786,251
450 EQM Midstream Partners LP 5.500% 7/15/28 422,310
525 EQM Midstream Partners LP, 144A 4.750% 1/15/31 451,888
205 EQM Midstream Partners LP, 144A 7.500% 6/01/27 205,408
395 EQM Midstream Partners LP, 144A 7.500% 6/01/30 396,678
510 CAD Gibson Energy Inc 5.250% 12/22/80 305,339
730 Hess Midstream Operations LP, 144A 5.500% 10/15/30 663,387
665 CAD Keyera Corp 6.875% 6/13/79 452,783
1,100 CAD Keyera Corp 5.950% 3/10/81 687,438
1,560 Kinetik Holdings LP, 144A 5.875% 6/15/30 1,462,500
1,875 MPLX LP 5.650% 3/01/53 1,611,169
2,065 MPLX LP 5.000% 3/01/33 1,881,704
1,150 ONEOK Inc 6.100% 11/15/32 1,135,466
915 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 911,317
1,769 CAD Pembina Pipeline Corp 4.800% 1/25/81 1,046,552

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRI
Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 355 (b) Plains All American Pipeline LP (TSFR3M reference rate +
4.372% spread)
9.736% 11/15/71 $ 334,998
1,300 Sabine Pass Liquefaction LLC 5.000% 3/15/27 1,261,152
935 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 809,685
625 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 599,572
1,250 Targa Resources Corp 6.125% 3/15/33 1,225,375
195 CAD Transcanada Trust 4.200% 3/04/81 108,926
600 Venture Global Calcasieu Pass LLC, 144A 4.125% 8/15/31 492,373
2,000 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 1,907,739
400 Williams Cos Inc/The 5.400% 3/02/26 396,895
Total Energy 26,635,955
Equity Real Estate Investment Trusts (Reits) - 9.6%
1,970 Agree LP 4.800% 10/01/32 1,744,863
745 Alexandria Real Estate Equities Inc 5.150% 4/15/53 621,469
1,200 Alexandria Real Estate Equities Inc 4.750% 4/15/35 1,055,048
1,025 American Tower Corp 5.500% 3/15/28 1,005,615
1,025 American Tower Corp 5.650% 3/15/33 985,299
1,885 AvalonBay Communities Inc 5.000% 2/15/33 1,795,187
2,375 Crown Castle Inc 5.000% 1/11/28 2,294,426
565 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 483,108
1,250 Extra Space Storage LP 5.700% 4/01/28 1,235,280
1,095 Extra Space Storage LP 5.500% 7/01/30 1,058,833
1,900 Federal Realty OP LP 5.375% 5/01/28 1,846,042
1,550 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 1,360,633
675 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 599,962
300 Iron Mountain Inc, 144A 4.500% 2/15/31 246,739
385 Iron Mountain Inc, 144A 7.000% 2/15/29 376,543
850 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 698,643
4,150 Kimco Realty OP LLC 4.600% 2/01/33 3,679,240
5,000 Prologis LP 4.625% 1/15/33 4,625,966
560 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 506,458
560 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 458,606
2,475 SBA Communications Corp 3.125% 2/01/29 2,064,329
1,460 Scentre Group Trust 2, 144A 5.125% 9/24/80 1,218,576
1,260 VICI Properties LP 4.950% 2/15/30 1,152,859
1,660 Welltower OP LLC 3.850% 6/15/32 1,415,925
Total Equity Real Estate Investment Trusts (Reits) 32,529,649
Financial Services - 0.6%
350 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 331,789
1,150 Hunt Cos Inc, 144A 5.250% 4/15/29 903,215
920 National Rural Utilities Cooperative Finance Corp 7.125% 9/15/53 932,530
Total Financial Services 2,167,534
Health Care Equipment & Services - 1.1%
1,070 Encompass Health Corp 4.750% 2/01/30 946,619
180 Encompass Health Corp 4.625% 4/01/31 152,582
1,725 Tenet Healthcare Corp 6.125% 10/01/28 1,619,344
935 Tenet Healthcare Corp 6.125% 6/15/30 876,609
Total Health Care Equipment & Services 3,595,154
Materials - 0.3%
1,060 Air Products and Chemicals Inc 4.800% 3/03/33 1,016,926
Total Materials 1,016,926

Principal
Amount (000)   Description (a) Coupon Maturity Value
Media & Entertainment - 1.5%
$ 2,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 $ 1,569,696
750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 699,349
1,075 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 950,494
500 Lamar Media Corp 3.625% 1/15/31 407,180
1,880 VZ Secured Financing BV, 144A 5.000% 1/15/32 1,476,842
Total Media & Entertainment 5,103,561
Real Estate Management & Development - 0.2%
725 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 616,809
Total Real Estate Management & Development 616,809
Telecommunication Services - 2.0%
1,200 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 1,002,000
1,405 Cellnex Finance Co SA, 144A 3.875% 7/07/41 973,440
1,150 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 841,095
350 Frontier Communications Holdings LLC, 144A 8.625% 3/15/31 329,724
705 Iliad Holding SASU, 144A 7.000% 10/15/28 641,745
635 Iliad Holding SASU, 144A 6.500% 10/15/26 596,591
900 Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint
Spectrum Co III LLC, 144A
5.152% 3/20/28 884,202
935 T-Mobile USA Inc 4.800% 7/15/28 898,559
500 T-Mobile USA Inc 5.050% 7/15/33 463,905
Total Telecommunication Services 6,631,261
Transportation - 0.6%
1,000 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 892,775
560 XPO Inc, 144A 7.125% 6/01/31 551,614
500 XPO Inc, 144A 6.250% 6/01/28 483,775
Total Transportation 1,928,164
Utilities - 11.6%
1,220 AEP Transmission Co LLC 5.400% 3/15/53 1,133,685
1,410 CAD AltaGas Ltd 7.350% 8/17/82 995,061
1,295 CAD AltaGas Ltd 5.250% 1/11/82 752,163
1,900 Ameren Illinois Co 4.950% 6/01/33 1,797,723
745 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 642,799
770 Baltimore Gas and Electric Co 5.400% 6/01/53 707,610
500 Calpine Corp, 144A 3.750% 3/01/31 402,812
925 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 729,639
1,530 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 1,189,391
975 CMS Energy Corp 3.750% 12/01/50 732,274
1,210 Consolidated Edison Co of New York Inc 4.625% 12/01/54 955,291
1,085 Duke Energy Carolinas LLC 5.350% 1/15/53 991,688
900 EUR EDP - Energias de Portugal SA , Reg S 5.943% 4/23/83 942,078
600 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 629,592
1,750 EDP Finance BV, 144A 6.300% 10/11/27 1,773,205
875 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 786,908
800 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 749,836
1,855 Florida Power & Light Co 4.800% 5/15/33 1,753,431
1,000 Georgia Power Co 4.650% 5/16/28 964,734
3,150 ITC Holdings Corp, 144A 4.950% 9/22/27 3,069,055
2,735 NextEra Energy Capital Holdings Inc 6.051% 3/01/25 2,739,139
270 NextEra Energy Operating Partners LP, 144A 4.500% 9/15/27 244,770
1,210 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 1,407,465
825 Northern States Power Co/MN 5.100% 5/15/53 738,144
795 NRG Energy Inc, 144A 7.000% 3/15/33 768,109
183 NRG Energy Inc 6.625% 1/15/27 179,258
525 NRG Energy Inc, 144A 5.250% 6/15/29 463,448

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRI
Principal
Amount (000)   Description (a) Coupon Maturity Value
Utilities (continued)
$ 1,575 Pacific Gas and Electric Co 6.150% 1/15/33 $ 1,493,784
650 Pattern Energy Operations LP / Pattern Energy Operations
Inc, 144A
4.500% 8/15/28 564,525
155 PPL Capital Funding Inc 8.317% 3/30/67 141,854
1,130 Public Service Enterprise Group Inc 5.850% 11/15/27 1,136,758
1,350 Southern Co Gas Capital Corp 5.150% 9/15/32 1,271,045
1,330 Southern Co/The 5.200% 6/15/33 1,257,133
1,075 GBP SSE PLC , Reg S 3.740% 4/14/72 1,189,014
275 Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 238,978
1,435 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 1,226,064
700 Virginia Electric and Power Co 5.000% 4/01/33 656,230
1,250 Vistra Operations Co LLC, 144A 7.750% 10/15/31 1,231,305
965 WEC Energy Group Inc 5.600% 9/12/26 964,841
Total Utilities 39,610,839
Total Corporate Bonds
(cost $141,540,273) 130,820,982
Shares Description (a) Value
X –
COMMON STOCKS - 33 .5% ( 23 .0 % of Total Investments) X 113,842,542
Energy - 11.8%
21,228 DT Midstream Inc $ 1,123,386
221,862 Enbridge Inc 7,363,600
83,282 Energy Transfer LP 1,168,446
87,218 Enterprise Products Partners LP 2,387,157
185,587 Gibson Energy Inc 2,654,854
45,005 Keyera Corp 1,056,661
403,885 Kinder Morgan Inc 6,696,413
17,245 MPLX LP 613,405
77,001 ONEOK Inc 4,884,145
192,670 Pembina Pipeline Corp 5,793,221
25,278 Plains GP Holdings LP, Class A 407,481
25,075 TC Energy Corp 862,325
149,711 Williams Cos Inc/The 5,043,764
Total Energy 40,054,858
Financial Services - 0.3%
1,194,982 Sdcl Energy Efficiency Income Trust PLC 981,232
Total Financial Services 981,232
Health Care Equipment & Services - 0.8%
360,320 Chartwell Retirement Residences 2,727,104
Total Health Care Equipment & Services 2,727,104
Real Estate Management & Development - 1.6%
160,568 Amot Investments Ltd 779,342
675,790 Capitaland India Trust 517,978
73,180 CK Asset Holdings Ltd 384,385
273,721 Hysan Development Co Ltd 529,901
1,172,433 Sino Land Co Ltd 1,318,559
173,056 Sun Hung Kai Properties Ltd 1,846,500
Total Real Estate Management & Development 5,376,665
Telecommunication Services - 0.9%
475,342 HKT Trust & HKT Ltd 495,672
4,013,631 NETLINK NBN TRUST 2,463,609
Total Telecommunication Services 2,959,281

Shares Description (a) Value
Transportation - 3.1%
8,977 Aena SME SA $ 1,350,837
441,174 Atlas Arteria Ltd 1,562,104
441,432 Aurizon Holdings Ltd 987,006
437,313 China Merchants Port Holdings Co Ltd 543,596
331,609 COSCO SHIPPING Ports Ltd 216,028
511,220 Dalrymple Bay Infrastructure Ltd 919,493
407,238 Enav Spa 1,506,068
1,531 Grupo Aeroportuario del Centro Norte SAB
de CV, ADR
133,059
8,177 Grupo Aeroportuario del Pacifico SAB de
CV, ADR
1,344,054
250,585 Transurban Group 2,036,168
Total Transportation 10,598,413
Utilities - 15.0%
51,717 ACEA SpA 562,481
24,798 American Electric Power Co Inc 1,865,305
476,814 APA Group 2,536,569
91,329 Auren Energia SA 249,465
9,424 Brookfield Renewable Corp, Class A 225,611
430 Canadian Solar Infrastructure Fund Inc 349,683
33,400 Canadian Utilities Ltd, Class A 705,746
23,744 Capital Power Corp 662,892
435,553 CK Infrastructure Holdings Ltd 2,055,091
48,950 Clearway Energy Inc, Class A 975,084
289,888 CLP Holdings Ltd 2,140,498
306,071 Contact Energy Ltd 1,474,638
30,212 Dominion Energy Inc 1,349,570
12,103 Duke Energy Corp 1,068,211
51,689 Emera Inc 1,804,596
72,860 Enagas SA 1,206,525
107,849 Endesa SA 2,194,882
857,351 Enel Spa 5,257,912
5,788 Engie SA 88,766
13,186 Evergy Inc 668,530
37,686 Greencoat Renewables PLC 38,261
286,477 Italgas Spa 1,465,682
90,043 National Grid PLC, Sponsored ADR 5,459,307
7,288 Naturgy Energy Group SA 198,271
27,936 NextEra Energy Partners LP 829,699
20,680 NorthWestern Corp 993,881
45,846 OGE Energy Corp 1,528,047
30,976 Pinnacle West Capital Corp 2,282,312
459,733 Power Assets Holdings Ltd 2,220,283
111,981 Redeia Corp SA 1,761,610
360,705 REN - Redes Energeticas Nacionais SGPS
SA
922,175
877,117 Snam Spa 4,115,670
7,921 Southern Co/The 512,647
48,543 SSE PLC 951,264
179,243 Vector Ltd 423,825
Total Utilities 51,144,989
Total Common Stocks
(cost $114,776,052) 113,842,542

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRI
Shares Description (a) Value
X –
REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 29 .1% ( 20 .0%
of Total Investments) X 99,122,736
Diversified REITs - 2.3%
18,307 American Assets Trust Inc   $ 356,071
26,298 Armada Hoffler Properties Inc   269,292
219,790 Charter Hall Long Wale REIT   452,237
44,618 Essential Properties Realty Trust Inc   965,087
44,220 ICADE   1,456,388
717,664 LXI REIT Plc   795,065
86,616 Merlin Properties Socimi SA   728,773
5,220 Star Asia Investment Corp   2,020,432
13,440 WP Carey Inc   726,835
Total Diversified REITs 7,770,180
Health Care REITs - 3.1%
1,920,013 Assura PLC   990,455
75,738 CareTrust REIT Inc   1,552,629
31,309 Community Healthcare Trust Inc   929,877
48,418 Healthcare Realty Trust Inc   739,343
219,078 Healthpeak Properties Inc   4,022,272
63,470 Omega Healthcare Investors Inc   2,104,665
16,220 Physicians Realty Trust   197,722
Total Health Care REITs 10,536,963
Hotel & Resort REITs - 0.5%
111,277 Apple Hospitality REIT Inc   1,706,989
Total Hotel & Resort REITs 1,706,989
Industrial REITs - 6.7%
541,854 CapitaLand Ascendas REIT   1,086,783
652,044 Centuria Industrial REIT   1,254,125
246,300 Dexus Industria REIT   405,137
195,081 Dream Industrial Real Estate Investment Trust   1,844,167
692,304 FIBRA Macquarie Mexico, 144A   1,160,361
640,363 Frasers Logistics & Commercial Trust   500,027
52,293 Intervest Offices & Warehouses NV   757,429
655,206 LondonMetric Property PLC   1,366,264
300,584 LXP Industrial Trust   2,675,198
1,889,436 Mapletree Industrial Trust   3,119,025
2,405,427 Mapletree Logistics Trust   2,948,897
367,876 Nexus Industrial REIT   1,947,380
338,747 TF Administradora Industrial S de RL de CV   600,619
1,021,715 Tritax Big Box REIT PLC   1,738,766
1,157,477 Urban Logistics REIT PLC   1,550,637
Total Industrial REITs 22,954,815
Mortgage REITs - 0.1%
14,789 KKR Real Estate Finance Trust Inc   175,545
17,116 Starwood Property Trust Inc   331,195
Total Mortgage REITs 506,740
Multi-Family Residential REITs - 1.6%
136,598 Apartment Income REIT Corp   4,193,558
83,978 Elme Communities   1,145,460
1,768,627 (c) Home Reit PLC   2,158
Total Multi-Family Residential REITs 5,341,176
Office REITs - 1.0%
13,683 Gecina SA   1,395,092
24,738 Highwoods Properties Inc   509,850
46,806 NSI NV   887,773
43,412 Postal Realty Trust Inc, Class A   586,062
Total Office REITs 3,378,777

Shares Description (a) Value
Other Specialized REITs - 3.3%
16,600 EPR Properties   $ 689,564
82,294 Four Corners Property Trust Inc   1,826,104
97,466 Gaming and Leisure Properties Inc   4,439,576
150,748 VICI Properties Inc   4,386,767
Total Other Specialized REITs 11,342,011
Retail REITs - 8.4%
45,477 Brixmor Property Group Inc   945,012
921,827 CapitaLand China Trust   595,527
413,677 Charter Hall Retail REIT   829,651
135,298 Choice Properties Real Estate Investment Trust   1,263,080
140,283 Crombie Real Estate Investment Trust   1,289,994
114,145 CT Real Estate Investment Trust   1,150,484
1,626,328 Fortune Real Estate Investment Trust   974,872
285,065 Frasers Centrepoint Trust   455,662
205 Kenedix Retail REIT Corp   396,384
115,767 Kimco Realty Corp   2,036,341
395,716 Link REIT   1,934,866
96,838 NNN REIT Inc   3,422,255
2,223 Realty Income Corp   111,017
94,600 RioCan Real Estate Investment Trust   1,258,547
136,794 RPT Realty   1,444,545
6,531 Saul Centers Inc   230,348
1,230,394 Scentre Group   1,933,397
43,992 Simon Property Group Inc   4,752,456
32,054 Spirit Realty Capital Inc   1,074,771
927,247 Vicinity Ltd   1,004,904
999,527 Waypoint REIT Ltd   1,437,869
Total Retail REITs 28,541,982
Self-Storage REITs - 1.1%
18,055 CubeSmart   688,437
24,183 Extra Space Storage Inc   2,940,169
Total Self-Storage REITs 3,628,606
Telecom Tower REITs - 1.0%
37,102 Crown Castle Inc   3,414,497
Total Telecom Tower REITs 3,414,497
Total Real Estate Investment Trust Common Stocks
(cost $113,107,421) 99,122,736
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 21 .2% ( 14 .6 % of Total
Investments) X 72,255,864
Energy - 0.1%
11,601 NuStar Energy LP 11.315% $ 296,406
Total Energy 296,406
Equity Real Estate Investment Trusts (Reits) - 13.3%
145,097 Agree Realty Corp 4.250% 2,428,924
45,211 American Homes 4 Rent 6.250% 1,017,699
79,571 American Homes 4 Rent 5.875% 1,730,669
56,281 Armada Hoffler Properties Inc 6.750% 1,187,529
97,971 Centerspace 6.625% 2,392,942
5,093 Chatham Lodging Trust 6.625% 103,999
33,897 DiamondRock Hospitality Co 8.250% 864,034
68,012 Digital Realty Trust Inc 5.200% 1,377,243
54,922 Digital Realty Trust Inc 5.850% 1,235,196
58,951 Digital Realty Trust Inc 5.250% 1,199,063
78,394 Federal Realty Investment Trust 5.000% 1,570,232

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRI
Shares   Description (a) Coupon Value
Equity Real Estate Investment Trusts (Reits) (continued)
80,792 Kimco Realty Corp 5.125% $ 1,710,367
97,904 Kimco Realty Corp 5.250% 2,111,789
2,273 Mid-America Apartment Communities Inc 8.500% 121,992
54,528 National Storage Affiliates Trust 6.000% 1,224,154
31,992 Pebblebrook Hotel Trust 5.700% 589,293
50,814 Pebblebrook Hotel Trust 6.300% 1,012,215
23,410 Pebblebrook Hotel Trust 6.375% 460,943
30,153 Public Storage 5.050% 697,439
28,194 Public Storage 5.600% 684,832
39,630 Public Storage 3.900% 667,369
31,342 Public Storage 4.700% 613,363
34,015 Public Storage 4.125% 611,249
40,678 Public Storage 3.875% 673,628
35,597 Public Storage 4.750% 702,329
49,337 Public Storage 4.000% 847,610
24,817 Public Storage 5.150% 565,331
43,644 Public Storage 4.625% 859,787
55,564 Public Storage 4.000% 964,035
53,982 Public Storage 4.875% 1,137,401
45,737 Public Storage 4.100% 776,614
33,615 Public Storage 3.950% 561,034
52,172 Regency Centers Corp 5.875% 1,246,389
64,167 Regency Centers Corp 6.250% 1,572,092
29,959 Rexford Industrial Realty Inc 5.875% 635,131
89,129 Rexford Industrial Realty Inc 5.625% 1,804,862
10,848 RLJ Lodging Trust 1.950% 260,894
19,752 Saul Centers Inc 6.125% 414,792
28,425 Saul Centers Inc 6.000% 599,767
73,024 SITE Centers Corp 6.375% 1,663,487
31,950 Spirit Realty Capital Inc 6.000% 672,867
20,913 Summit Hotel Properties Inc 5.875% 385,427
39,789 Summit Hotel Properties Inc 6.250% 780,262
31,461 Sunstone Hotel Investors Inc 6.125% 668,861
43,367 Sunstone Hotel Investors Inc 5.700% 893,360
18,540 UMH Properties Inc 6.375% 389,711
9,347 Vornado Realty Trust 5.250% 136,279
33,241 Vornado Realty Trust 5.250% 485,984
Total Equity Real Estate Investment Trusts (Reits) 45,310,469
Financial Services - 0.2%
25,190 Brookfield Finance Inc 4.625% 390,193
15,957 National Rural Utilities Cooperative Finance Corp 5.500% 371,319
Total Financial Services 761,512
Real Estate - 0.1%
10,627 Brookfield Property Partners LP 6.375% 143,464
Total Real Estate 143,464
Real Estate Management & Development - 0.2%
36,243 Brookfield Property Partners LP 5.750% 461,736
25,787 Brookfield Property Partners LP 6.500% 361,276
Total Real Estate Management & Development 823,012
Utilities - 7.3%
25,589 BIP Bermuda Holdings I Ltd 5.125% 408,912
40,901 Brookfield BRP Holdings Canada Inc 4.625% 599,608
13,344 Brookfield Infrastructure Finance ULC 5.000% 222,712
20,512 Brookfield Infrastructure Partners LP 5.000% 341,525
67,766 Brookfield Infrastructure Partners LP 5.125% 1,181,839
75,394 Brookfield Renewable Partners LP 5.250% 1,372,171

Shares   Description (a) Coupon Value
Utilities (continued)
28,887 CMS Energy Corp 5.625% $ 647,936
66,266 CMS Energy Corp 4.200% 1,313,392
34,987 CMS Energy Corp 5.875% 789,307
48,376 CMS Energy Corp 5.875% 1,114,583
45,834 DTE Energy Co 5.250% 1,022,098
68,965 DTE Energy Co 4.375% 1,277,232
72,249 DTE Energy Co 4.375% 1,395,128
42,717 Duke Energy Corp 5.625% 1,026,490
49,161 Duke Energy Corp 5.750% 1,175,439
18,342 Entergy Arkansas LLC 4.875% 401,690
10,024 Entergy Mississippi LLC 4.900% 224,838
7,004 Entergy New Orleans LLC 5.500% 162,353
15,776 Entergy Texas Inc 5.375% 370,894
45,315 Georgia Power Co 5.000% 1,059,918
13,730 NextEra Energy Capital Holdings Inc 5.650% 335,424
41,013 NiSource Inc 6.500% 1,029,426
113,808 Sempra 5.750% 2,593,684
37,030 Southern Co/The 5.250% 834,656
75,743 Southern Co/The 4.950% 1,594,390
87,583 Southern Co/The 4.200% 1,705,241
30,761 Spire Inc 5.900% 720,115
Total Utilities 24,921,001
Total $25 Par (or similar) Retail Preferred
(cost $83,473,483) 72,255,864
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 13 .9% ( 9 .5%
of Total Investments) X 47,334,920
Energy - 5.6%
$ 2,780 Enbridge Inc 6.000% 1/15/77 $ 2,545,160
2,285 Enbridge Inc 5.500% 7/15/77 1,993,755
1,515 Enbridge Inc 6.250% 3/01/78 1,351,943
1,250 Enbridge Inc 7.625% 1/15/83 1,193,571
1,365 Enbridge Inc 5.750% 7/15/80 1,188,179
930 Enbridge Inc 8.500% 1/15/84 922,347
1,174 (b) Energy Transfer LP (TSFR3M reference rate + 3.279%
spread)
8.651% 11/01/66 971,133
590 Energy Transfer LP 6.500% N/A (d) 542,122
2,895 Enterprise Products Operating LLC 5.250% 8/16/77 2,547,553
2,040 Enterprise Products Operating LLC 5.375% 2/15/78 1,696,211
775 CAD Inter Pipeline Ltd/AB 6.625% 11/19/79 513,386
1,828 Transcanada Trust 5.875% 8/15/76 1,666,741
1,184 Transcanada Trust 5.500% 9/15/79 972,153
1,135 Transcanada Trust 5.600% 3/07/82 929,026
295 Transcanada Trust 5.300% 3/15/77 253,608
Total Energy 19,286,888
Financial Services - 0.5%
420 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 398,158
1,330 Transcanada Trust 5.625% 5/20/75 1,230,994
Total Financial Services 1,629,152
Transportation - 0.6%
989 BNSF Funding Trust I 6.613% 12/15/55 962,744
940 Royal Capital BV , Reg S 4.875% N/A (d) 922,375
Total Transportation 1,885,119

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRI
Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities - 7.2%
$ 1,825 American Electric Power Co Inc 3.875% 2/15/62 $ 1,485,181
670 CAD Capital Power Corp 7.950% 9/09/82 471,799
1,730 CMS Energy Corp 4.750% 6/01/50 1,475,794
995 ComEd Financing III 6.350% 3/15/33 978,235
1,335 Dominion Energy Inc 5.750% 10/01/54 1,292,100
1,565 Dominion Energy Inc 4.350% N/A (d) 1,351,240
1,450 Dominion Energy Inc 4.650% N/A (d) 1,327,274
2,465 Duke Energy Corp 4.875% N/A (d) 2,399,155
1,375 Edison International 5.000% N/A (d) 1,175,179
865 Edison International 5.375% N/A (d) 763,118
900 GBP Electricite de France SA , Reg S 5.875% N/A (d) 913,022
2,088 Emera Inc 6.750% 6/15/76 2,004,407
2,515 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 2,315,915
820 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 694,132
2,685 Sempra 4.875% N/A (d) 2,544,000
1,610 Sempra 4.125% 4/01/52 1,302,295
460 (b) Southern California Edison Co (3-Month LIBOR reference rate + 4.199% spread)
4.516% N/A (d) 456,354
1,255 Southern Co/The 4.000% 1/15/51 1,160,853
445 Vistra Corp, 144A 8.000% N/A (d) 423,708
Total Utilities 24,533,761
Total $1,000 Par (or similar) Institutional Preferred
(cost $51,901,707) 47,334,920
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 2 .2% ( 1 .5 % of Total
Investments) X 7,625,166
Equity Real Estate Investment Trusts (Reits) - 0.4%
8,318 Equity Commonwealth 6.500% $ 208,033
8,521 LXP Industrial Trust 6.500% 384,041
13,367 RPT Realty 7.250% 679,846
Total Equity Real Estate Investment Trusts (Reits) 1,271,920
Utilities - 1.8%
16,887 AES Corp/The 6.875% 1,030,107
9,117 Algonquin Power & Utilities Corp 7.750% 196,836
55,252 NextEra Energy Inc 6.926% 2,090,183
18,057 NiSource Inc 7.750% 1,759,655
28,912 Spire Inc 7.500% 1,276,465
Total Utilities 6,353,246
Total Convertible Preferred Securities
(cost $9,264,543) 7,625,166
Shares Description (a) Value
–
INVESTMENT COMPANIES - 0 .5% ( 0 .3 % of Total Investments) X 1,636,032
257,803 JLEN Environmental Assets Group Ltd
Foresight Group Holdings
$ 310,553
309,312 Renewables Infrastructure Group Ltd/The 401,795
635,610 Sequoia Economic Infrastructure Income
Fund Ltd
644,452
260,660 Starwood European Real Estate Finance Ltd 279,232
Total Investment Companies
(cost $1,847,368) 1,636,032

Investments in Derivatives
Principal
Amount (000) Description (a) Coupon (e)
Reference
Rate (e) Spread (e) Maturity (f) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 0 .2% ( 0 .1 % of Total
Investments) (e) X 595,168
Utilities - 0.2%
$ 596 ExGen Renewables IV, LLC,
Term Loan
8.184% SOFR90A 2.500% 12/15/27 $ 595,168
Total Utilities 595,168
Total Variable Rate Senior Loan Interests
(cost $594,022) 595,168
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0 .2% ( 0 .1 % of Total
Investments) X 587,041
525 (b) Natixis Commercial Mortgage Securities Trust, (TSFR1M
reference rate + 4.329% spread), 2019 MILE, 144A
9.662% 7/15/36 $ 349,438
310 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.162% 7/15/36 237,603
Total Asset-Backed and Mortgage-Backed Securities
(cost $835,000) 587,041
Total Long-Term Investments
(cost $517,339,869) 473,820,451
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 6.5% (4.5% of Total Investments)
X –
REPURCHASE AGREEMENTS - 6 .5% ( 4 .5 % of Total Investments) X 22,217,452
$ 1,027 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/23, repurchase price $1,027,589,
collateralized by $1,457,100, U.S. Treasury Bonds, 2.875%,
due 5/15/52, value $1,048,087
1.600% 10/02/23 $ 1,027,452
21,190 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/23, repurchase price
$21,199,324, collateralized by $27,130,500, U.S. Treasury
Bonds, 3.375%, due 11/15/48, value $21,613,950
5.280% 10/02/23 21,190,000
Total Repurchase Agreements
(cost $22,217,452) 22,217,452
Total Short-Term Investments
(cost $22,217,452) 22,217,452
Total Investments (cost $ 539,557,321 ) - 145 .8% 496,037,903
Borrowings - (46.3)% (g),(h) (157,395,000)
Other Assets & Liabilities, Net -  0.5% 1,602,844
Net Assets Applicable to Common Shares - 100% $ 340,245,747
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (14) 12/23 $ (1,540,792) $ (1,512,875) $ 27,917
U.S. Treasury Long Bond (17) 12/23 (2,047,668) (1,934,281) 113,387
U.S. Treasury Ultra 10-Year Note (178) 12/23 (20,430,748) (19,858,125) 572,623
U.S. Treasury Ultra Bond (19) 12/23 (2,431,358) (2,255,063) 176,295
Total $(26,450,566) $(25,560,344) $890,222

Nuveen Real Asset Income and Growth Fund
(continued)
Portfolio of Investments
September 30, 2023
(Unaudited)

JRI
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (i)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 112,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 6,048,233 $ 6,048,233
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 130,820,982 $ – $ 130,820,982
Common Stocks 66,421,210 47,421,332 – 113,842,542
Real Estate Investment Trust Common
Stocks 71,085,500 28,035,078 2,158 99,122,736
$25 Par (or similar) Retail Preferred 72,255,864 – – 72,255,864
$1,000 Par (or similar) Institutional
Preferred – 47,334,920 – 47,334,920
Convertible Preferred Securities 6,348,701 1,276,465 – 7,625,166
Investment Companies 1,234,237 401,795 – 1,636,032
Variable Rate Senior Loan Interests – 595,168 – 595,168
Asset-Backed and Mortgage-Backed
Securities – 587,041 – 587,041
Short-Term Investments:
Repurchase Agreements – 22,217,452 – 22,217,452
Investments in Derivatives:
Interest Rate Swaps* – 6,048,233 – 6,048,233
Corporate Bonds* – – – –
Futures Contracts* 890,222 – – 890,222
Total
$ 218,235,734 $ 284,738,466 $ 2,158 $ 502,976,358
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Perpetual security. Maturity date is not applicable.

(e) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(f) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(g) Borrowings as a percentage of Total Investments is 31.7%.
(h) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $298,092,605 have been pledged as collateral for borrowings.
(i) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month